Statements of Cash Flows - USD ($)	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018
CASH FLOWS FROM OPERATING ACTIVITIES:
Net income (loss)	$ (3,776,293)	$ 21,344,498
Adjustments to reconcile net income (loss) to net cash used by operating activities:
Depreciation and amortization	1,196,489	421,228
Gain on extinguishment of DMRJ debt (Note 12)		(24,916,561)
Stock based compensation		456,000
Adjustment of inventory to net realizable value	870,085	656,257
Accretion of asset retirement obligation	74,692	80,468
Gain on settlement of asset retirement obligation	(17,120)
Loss on disposal of equipment	51,950
Common stock issued for financing expense		120,000
Common stock issued for consulting contract settlement	100,000
Common stock issued for settlement of redeemable stock	52,000
Changes in operating assets and liabilities:
Inventories	(4,010,426)	208,772
Prepaid expenses and other current assets	(140,555)	61,776
Accounts payable and accrued expenses	(216,014)	96,795
Accrued liabilities - officer wages	(922,039)	212,462
Interest payable - related parties	(463,993)	146,557
Interest payable - DMRJ		451,891
Settlement of consulting contract payable	200,000
Net cash used by operating activities	(7,001,224)	(659,857)
CASH FLOWS FROM INVESTING ACTIVITIES:
Additions to property and equipment	(794,361)	(73,868)
Additions to mineral properties and interests (Note 7)	(1,150,000)
Additions to reclamation bonds	(48,863)	(236)
Net cash used by investing activities	(1,993,224)	(74,104)
CASH FLOWS FROM FINANCING ACTIVITIES:
Proceeds from sale of common stock		1,475,000
Proceeds from prepaid forward gold contract liability, net (Note 3)	13,600,000
Proceeds from short-term notes payable - related parties	91,680	249,000
Payment on note payable - DMRJ		(625,000)
Payment of obligation under capital lease - related party	(69,562)	(14,548)
Payment of notes payable - equipment	(829,274)	(417,987)
Proceeds from convertible debt - related parties		72,000
Payment of short term note payable - related parties	(340,680)
Payment of convertible debt - related parties	(1,350,000)
Net cash provided by financing activities	11,102,164	738,465
NET INCREASE IN CASH	2,107,716	4,504
CASH, BEGINNING OF YEAR	8,716	4,212
CASH, END OF YEAR	2,116,432	8,716
SUPPLEMENTAL CASH FLOW INFORMATION
Cash paid for interest	545,202	46,760
NON-CASH FINANCING AND INVESTING ACTIVITIES:
Extinguishment of preferred stock (Note 12)		4,068,720
Equipment acquired with notes payable - equipment (Note 11 )	1,807,402	141,631
Accounts payable settled with notes payable - equipment (Note 11)		131,436
Common stock issued for mineral properties and interests (Note 7 )	$ 2,200,000